Related Party Transactions (Details Textual) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	Jan. 28, 2013	Mar. 24, 2011	Jan. 31, 2016	Jan. 31, 2015	Apr. 30, 2015	Apr. 30, 2014
Common Stock Purchase Price	$ 6.00	$ 9.00
Private Placement [Member]
Warrants Issued During Period For Common Stock					248,460
Warrants Exercise Price Per Share					$ 4.80
Stock Issued During Period, Shares, Issued for Services					451,754
Common Stock Purchase Price					$ 5.76
Board of Directors Chairman [Member]
Consulting Service Fees			$ 54,000	$ 75,000	$ 62,500	$ 150,000
Substantial Stockholders [Member]
Consulting Service Fees			$ 8,800	$ 0
Board [Member]
Consulting Service Fees					$ 3,700	$ 15,800